SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives at an Annual Rate
Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33
Office furniture and equipment	6 - 15

Schedule of assumptions used to estimate the fair value of the stock-based awards granted to employees and directors
The following table presents the various assumptions used to estimate the fair value of the Company's share-based awards granted to employees and directors in the periods presented:

	Year ended December 31
	2016	2017	2018

Risk-free interest rate	0.46% - 1.73%	0.81% - 2.08%	1.50% - 3.00%
Expected volatility	49.49% - 53.54%	52% - 56%	48% - 57%
Early exercise factor	150% - 200%	150% - 200%	150% - 200%
Forfeiture rate post vesting	5% - 20%	0% - 23%	0% - 34%
Dividend yield	0%	0%	0%

Pro forma discontinued operations results
The results of the discontinued operations, including prior periods' comparable results, which have been retroactively reclassified as a separate line items in the statements of income, are presented below:

Year ended December 31,
2016 (*)

Costs and expenses	5,192
Impairment of intangible assets and goodwill	-
Gain on disposal of the discontinued operations	(1,750)
Loss before taxes on income	(3,442)
Taxes on income	795
Total net loss on discontinued operations	$(2,647)